Shareholder Report, Holdings (Details) - C000032270	Jun. 30, 2025
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Electronic TechnologyBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Retail TradeBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Health TechnologyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Producer ManufacturingBNY-826197501
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer DurablesBNY-874054109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Health ServicesBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	9.60%